Frank Capital Partners LLC
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Consistent, Patient, Disciplined.

Independent structure and proprietary research allows the process to drive strategy resulting in a proven, long-term track record.

Style consistency across all market environments

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"I don't want a lot of good investments; I want a few outstanding ones." - Philip Fisher

"Operations for profit should be based not on optimism but on arithmetic." - Benjamin Graham

Disclaimer

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by following this link or by calling 1-866-706-9790. Please read it carefully before you invest or send money.

Matrix Capital Group, Inc., New York, NY 10170 Distributor.

Frank Capital Partners LLC
An independent asset manager

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Philosophy

Background:

Family Office
We started with family money and a focus on long-term wealth accumulation without the pressures typical to money managers in big banks: short-term performance, commission gathering, year-end bonus evaluations, and job security.

Focus on downside
We have no incentives to take on unnecessary risks to increase short-term performance. Frank Capital Partners LLC believes that in investing, if you minimize the risk of a permanent impairment, spectacular returns will result.

Four generations of family money
Our money is invested along-side of yours whether it is our oldest family generation growing capital for charity, or the youngest generation saving for college.

Employee-owned Independence:

Employee-owned
This eliminates conflicts of interest and allows us to focus on long-term capital appreciation.

Independence
We are a stand-alone fund company without the red-tape or politics of a big bank or large asset manager. This allows us to execute our strategy regardless of the market environment.

Strategy:

By-the numbers Discipline
We screen for operating businesses with high marginal returns on capital trading at low valuations based on EBIT and FCF relative to their enterprise values.

Patience
Our research assumes a long-term holding period. Fundamental investing based on low valuations and high returns on capital sometimes goes out of favor and we build in the protection of "running the store" instead of being forced to sell in a weak stock market.

All-Cap Concentration
The strict research criteria we adhere to demand an extremely wide net. Due to our family-office roots we refuse to fit in a "style box." Instead, we concentrate in the best 25-40 ideas regardless of market capitalization because we believe in order to beat an index you must refrain from looking like one.

Frank Capital Partners LLC
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News

April 2012 – *Wall Street Journal* declares Frank Value Fund a "Category King"
November 2011 – *Wall Street Journal* declares Frank Value Fund a "Category King"
August 2011 – TheStreet.com "Summer Sale" feature article with Brian Frank.
July 2011 – TheStreet.com feature article with Brian Frank.

March 2010 – Kiplinger article quoting Brian Frank.
January 2010 – TheStreet.com feature article with Brian Frank.
January 2010 – TheStreet.com podcast interview with portfolio manager Brian Frank (at 13 minute mark).

November 2009 - Frank Value Fund featured in Registered Rep Magazine.
September 2009 - Frank Value Fund celebrates five year anniversary and third category king.
June 2009 - The Star Ledger feature article with Brian Frank.
June 2009 - TheStreet.com podcast interview with portfolio manager Brian Frank.
May 2009 - TheStreet.com video compares Frank Value Fund portfolio manager to "early Warren Buffett".

Frank Capital Partners LLC
An independent asset manager

Home | Philosophy | News | Management Team | Contact Us

Management Team

Brian J. Frank

Mr. Frank has been the portfolio manager for Frank Capital Partners LLC (FCP) and the Frank Value Fund since inception in June of 2003 and July of 2004 respectively. After working at Lightyear Capital, a private equity fund organized by Donald Marron of Paine Webber, Brian co-founded FCP. FCP started as a small family office, and Mr. Frank managed the assets with the goal of maximizing wealth for the long-term. The success of this strategy led to the creation of the Frank Value Fund, a mutual fund employing the same strategy. The belief that large asset managers have significant disadvantages in their strategic approaches and corporate structure has guided Mr. Frank in building his business.

Excellent performance and word-of-mouth created demand for both separate accounts and a mutual fund. Mr. Frank and his family are personally invested in the fund, so additional assets are treated the same as family assets. Now with over seven years of public track record, the Frank Value Fund's long-term record is better than the majority of its peers. The Frank Value Fund has three times been awarded as a *Wall Street Journal* Category King in the Multi-cap Core Category.

Mr. Frank has dual BS degrees from New York University's Stern School of business in Finance and Accounting. He is a Registered Investment Advisor and has a Series 65 license. Mr. Frank has appeared on *PBS* in New York State, *The Street.com TV,* and has been featured in articles in *Kiplinger, The Star Ledger, The Street.com, The Daily Record,* and *Registered Rep* magazine.

Monique M. Weiss

Monique Weiss has been the Chief Operating Officer of FCP since September of 2009. Previously, she was an Executive Director at Morgan Stanley Investment Management where she was in charge of Sales and Marketing for the Americas region. Ms. Weiss is fluent in English, Spanish, Portuguese, and French, and she has 18 years of experience in the financial industry. She graduated summa cum laude with a BS in Finance and minor degrees in French and Spanish from Pennsylvania State University.

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Contact Us

Frank Value Fund Shareholder Services: 800.869.1679
Frank Capital Partners LLC: 973.887.7698

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Frank Capital Partners LLC
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Performance & NAV

Daily Prices as of 5/16/12

Frank Value Fund	Price	YTD Return %
Investor Class (FRNKX)	11.57	4.90
Class C (FNKCX)	11.45	4.66
Institutional Class (FNKIX)	11.56	5.00

Average Annualized Total Returns as of 3/31/12

	Inc. Date	1 Year %	3 Year %	5 Year %	% Since 7/21/04
Investor Class (FRNKX)	07/21/04	11.53	28.29	4.60	7.20
Class C (FNKCX)	09/23/10	10.86	27.54*	3.85*	6.45*
Institutional Class (FNKIX)	11/04/10	11.75	28.54*	4.85*	7.45*
S&P 500 TR		8.54	23.39	2.01	5.35

* numbers represent an estimate based on the fund's oldest share class, adjusted for fees.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-866-706-9790 or visiting our website at www.frankfunds.com. Returns include reinvestment of any dividends and capital gain distributions.

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by following this link or by calling 1-866-706-9790. Please read it carefully before you invest or send money.

The S&P 500 is an index created by Standard & Poors Corp considered to represent the performance of the stock market generally. It is not an investment product available for purchase.

Matrix Capital Group, Inc., New York, NY 10170 Distributor.

Home | Philosophy | News | Management Team | Contact Us

Frank Capital Partners LLC
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Fact Sheet

Download Fact Sheet (PDF) – Updated April 30, 2012

Top Ten Holdings as of March 31, 2012

Company	% of the Fund
Google	6.2
Pfizer	5.2
Microsoft	4.9
Berkshire Hathaway	4.8
Dell	4.5
DSW	3.9
American Express	3.8
Dun & Bradstreet	3.7
Mastercard	3.6
Visa	3.5

Frank Capital Partners LLC
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Quarterly Commentary

Frank Capital Partners LLC
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Investment Documents

Platforms:
Schwab, NFS, Pershing, Commonwealth, JP Morgan, Matrix, SEI, Legent, TD Ameritrade, E-Trade, and Scottrade.
You can also make a direct investment via check or wire.

How to Make a Direct Investment

Direct investments are commission-free:

1. Read the prospectus
2. Print out and complete an application:
Standard Account
Traditional IRA kit
Roth IRA kit
3. Make your check payable to "Frank Value Fund"
4. Mail the completed application along with your check to:

Frank Value Fund
c/o Mutual Shareholder Services
8000 Town Center Drive, Suite 400
Broadview Heights, OH 44147

SEC Filings

November 2011- N-Q Quarterly Schedule of portfolio holdings
November 2011- Frank Value Fund Prospectus and SAI (Post-effective amendment)
September 2011- N-CSR – Certified shareholder report
August 2011- N-PX – Annual report of proxy voting record
March 2011 – N-Q – Quarterly schedule of portfolio holdings
December 2010 – N-CSR – Certified shareholder report
September 2010 – N-Q – Quarterly schedule of portfolio holdings
June 2010 – N-CSR – Certified shareholder report
Definitive Proxy Materials for August 30, 2010 sharehoder meeting
March 2010 – N-Q – Quarterly schedule of portfolio holdings
December 2009 – N-CSR – Certified shareholder report
January 2010 – Frank Value Fund SAI update
September 2009 – N-Q – Quarterly schedule of portfolio holding
November 2009 – Frank Value Fund Prospectus and SAI (Post-effective amendment)
June 2009 – N-CSR – Certified shareholder report
August 2009 – N-PX – Annual report of proxy voting record
March 2009 – N-Q – Quarterly schedule of portfolio holdings
December 2008 – N-CSR – Certified shareholder report

September 2008 – N-Q – Quarterly schedule of portfolio holdings
November 2008 – Frank Value Fund Prospectus and SAI (Post-effective amendment)
June 2008 – N-CSR – Certified shareholder report
August 2008 – N-PX – Annual report of proxy voting record
March 2008 – N-Q – Quarterly schedule of portfolio holdings
December 2007 – N-CSR – Certified shareholder report
September 2007 – N-Q – Quarterly schedule of portfolio holdings
November 2007 – Frank Value Fund Prospectus and SAI (Post-effective amendment)
June 2007 – N-CSR – Certified shareholder report
August 2007 – N-PX – Annual report of proxy voting record
March 2007 – N-Q – Quarterly schedule of portfolio holdings
December 2006 – N-CSR – Certified shareholder report
September 2006 – N-Q – Quarterly schedule of portfolio holdings
November 2006 – Frank Value Fund Prospectus and SAI (Post-effective amendment)
June 2006 – N-CSR – Certified shareholder report
August 2006 – N-PX – Annual report of proxy voting record
March 2006 – N-Q – Quarterly schedule of portfolio holdings
December 2005 – N-CSR – Certified shareholder report
September 2005 – N-Q – Quarterly schedule of portfolio holdings
June 2005 – N-CSR – Certified shareholder report
September 2005 – Frank Value Fund Prospectus and SAI (Post-effective amendment)
August 2005 – N-PX – Annual report of proxy voting record
March 2005 – N-Q – Quarterly schedule of portfolio holdings
December 2004 – N-CSR – Certified shareholder report
September 2004 – N-Q – Quarterly schedule of portfolio holdings

Share Class Symbols, Minimums, and CUSIPs:
Investor Class: FRNKX, $1,500 minimum, 352005102
Class C = FNKCX, $1,500 minimum, 352005300
Institutional Class = FNKIX, $1,000,000 minimum, 352005409
Please see the prospectus for details.

Frank Capital Partners LLC
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Home | Philosophy | News | Management Team | Contact Us

Distribution History

Frank Value Fund – Investor Class (FRNKX)

Ex Date	Distribution Type	$ Amount Per Share	Reinvestment Price
12/20/05	Long Term Capital Gain	0.0625	11.05
12/20/05	Short Term Capital Gain	0.2224	11.05
12/27/06	Long Term Capital Gain	0.4349	12.41
12/27/06	Short Term Capital Gain	0.1453	12.41
12/27/07	Long Term Capital Gain	0.7897	11.81
12/27/07	Short Term Capital Gain	0.6183	11.81
12/29/08	Long Term Capital Gain	0.4716	5.97
12/29/08	Short Term Capital Gain	0.3576	5.97
12/28/11	Long Term Capital Gain	0.0717	11.01
12/28/11	Short Term Capital Gain	0.4400	11.01

Frank Value Fund – Class C (FNKCX)

Ex Date	Distribution Type	$ Amount Per Share	Reinvestment Price
12/29/10	Dividend	0.0042	10.35
12/28/11	Long Term Capital Gain	0.0717	10.92
12/28/11	Short Term Capital Gain	0.0440	10.92

Frank Value Fund – Institutional Class (FNKIX)

Ex Date	Distribution Type	$ Amount Per Share	Reinvestment Price
12/29/10	Dividend	0.0274	10.35
12/28/11	Long Term Capital Gain	0.0717	10.98
12/28/11	Short Term Capital Gain	0.0440	10.98
12/28/11	Dividend	0.0199	10.98